Costs of Sales (Tables)	6 Months Ended
Jun. 30, 2025
Costs of Sales
Schedule of costs of sales

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Costs of stream sales	$30.3	$25.9	$63.7	$56.0
Mineral production taxes	0.8	0.7	1.4	1.2
Mining costs of sales	$31.1	$26.6	$65.1	$57.2
Energy costs of sales	2.4	2.5	6.9	5.5
	$33.5	$29.1	$72.0	$62.7